AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 03/25/2004

                                                             FILE NOS: 811-21483
                                                                      333-111717

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  |X|
        Pre-Effective Amendment No.                              |2|
        Post-Effective Amendment No.                             |_|

        and

        REGISTRATION STATEMENT UNDER
        THE INVESTMENT COMPANY ACT OF 1940                       |X|
        Amendment No.                                            |2|

                        (Check appropriate box or boxes.)

                                 VERACITY FUNDS.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                     9900 Corporate Campus Drive, Suite 3000
                              Louisville, KY 40223
                            ------------------------
                     (Address of Principal Executive Office)

                                  502-657-6460
                               ------------------
              (Registrant's Telephone Number, including Area Code)

                         MR. DAVID D. JONES, ESQ. DAVID
                              JONES & ASSOC., P.C.
                            395 Sawdust Road, # 2148
                             The Woodlands, TX 77380
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                                                      PROSPECTUS
                                                            DATED MARCH 30, 2004

                          VERACITY SMALL CAP VALUE FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

Veracity Funds
9900 Corporate Campus Drive
Suite 3000
Louisville, KY  40223
1-8__-___-____

                                TABLE OF CONTENTS

--------------------------------------------------------------------------------
THE BASICS
--------------------------------------------------------------------------------

The Fund's Investment Objective and Principal Investment Strategies           --
--------------------------------------------------------------------------------
The Principal Risks of Investment                                             --
--------------------------------------------------------------------------------
The Fund's Past Performance History                                           --
--------------------------------------------------------------------------------
The Costs of Investing in the Fund                                            --
--------------------------------------------------------------------------------
An Example of Fund Expenses Over Time                                         --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHO MANAGES THE FUND
--------------------------------------------------------------------------------

The Investment Advisor                                                        --
--------------------------------------------------------------------------------
The Fund Managers                                                             --
--------------------------------------------------------------------------------
The Investment Management Agreement                                           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

How Shares Are Priced Each Day                                                --
--------------------------------------------------------------------------------
How To Invest in the Fund                                                     --
--------------------------------------------------------------------------------
How To Sell (Redeem) Your Shares                                              --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

Dividends and Distributions                                                   --
--------------------------------------------------------------------------------
Tax Considerations                                                            --
--------------------------------------------------------------------------------
General Information                                                           --
--------------------------------------------------------------------------------
For More Information                                                          --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   THE BASICS
--------------------------------------------------------------------------------

THE FUND'S INVESTMENT OBJECTIVE & PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve long-term capital growth. The Fund's investment objective is not fundamental and may be changed upon 60 days notice to shareholders.

The Fund attempts to achieve its investment objective by:

      o normally investing at least 80% of its assets in the common stocks of U.S. domestic companies with market capitalizations of less than $2 billion at the time of investment;

      o normally investing in companies that appear to be under priced according to certain financial measurements of their intrinsic worth or business prospects; and

      o holding a broad number of securities in the portfolio, e.g., stocks of 100 to 150 companies; and

Integrity Asset Management, LLC (founded in June, 2003), the Fund's investment advisor, chooses the common stocks in which the Fund will invest by employing a value-oriented approach that focuses on stocks that offer prudent value with improving sentiment. The advisor finds these stocks by rigorously analyzing the company's financial characteristics, assessing the quality of the company's management, and reviewing company management's past implementation of it's valuation discipline. The advisor also analyzes screening criteria such as comparative price-to-book, price-to-sales and price-to-cash flow. The advisor further narrows the universe of acceptable investments by undertaking intensive research, including interviews with the company's top management, customers and suppliers.

The advisor bases a common stock's value on its future stream of anticipated cash flows. Using a cash flow analysis, the advisor determines those stocks with the most attractive return potential from this universe. Generally, the advisor prefers to hold a broad number of securities in the portfolio to provide adequate diversification.

The advisor regularly reviews the Fund's investments, and will sell securities when the advisor believes they are no longer attractive because of price appreciation, the fundamental outlook of the company has changed significantly and/or alternatives that are more attractive are available.

The Fund generally invests for the long term and will, except for abnormal market conditions, stay at least 80% invested in the common stocks of U.S. domestic companies with market capitalizations of less than $2 billion at the time of investment (Note: This investment strategy is not fundamental and may be changed upon 60 days notice to shareholders). However, under abnormal market or economic conditions, the management team may adopt a temporary defensive investment position in the market with respect to the Fund. When such a position is assumed, cash reserves may be a significant percentage (up to 100%) of the Fund's total net assets, and during times when the Fund holds a significant portion of its net assets in cash, the Fund will not achieve its investment objectives and its performance may be negatively affected as a result.

THE PRINCIPAL RISKS OF INVESTMENT

Risks in General

You could lose money investing in the Fund. When you sell Fund shares, they may be worth less than what you paid for them because the value of Fund investments vary from day-to-day, reflecting changes in overall market conditions and the conditions of individual securities held by the Fund. Economic growth and market conditions, interest rate levels, and political events are among the multitude of factors affecting the prices of the securities in which the Fund invests on a day-to-day basis. Further, the Fund's advisor may not accurately predict the direction of the market as a whole and/or may select stocks that under perform the market or their peers. As a result, their investment decisions may not accomplish what they were intended to achieve.

New Fund Risk

This is a new Fund without an operating history, which may result in additional risk. You should consider your own investment goals, time horizon, and risk tolerance before investing in any Fund.

Risks of Investing in Common Stocks

The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. Those risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.


Many factors affect an individual company's performance, such as the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price might decline as a result of poor decisions made by management or lower demand for the company's products or services, or for no readily apparent reason at all. In addition, a company's share price may also decline if its earnings or revenues fall short of marketplace expectations.


There are overall stock market risks that may also affect the value of the Fund. Over time, the stock markets tend to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. The value of a Fund's investments may decrease more than the stock markets in general.

Smaller Company Investment Risk

Investing in Small Cap companies often involves greater risk than investing in larger companies. Small Cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of Small Cap companies, therefore, tend to be more volatile than the securities of larger, more established companies. Small Cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a Small Cap company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Temporary Defensive Position Risk

Under adverse market conditions, each Portfolio could invest some or all of its assets in money market securities. Although the Portfolio would invest in this manner for defensive purposes, it could reduce the benefit of any upswing in the market. During such periods, the Fund will not be investing in accordance with and may not achieve its investment objective.

"Value" Investing Risk

The Fund invests in companies that appear to be value-oriented companies. If the Fund's perceptions of a company's inherent value are wrong, the securities purchased may not perform as expected, reducing the Fund's return. Further, "value" stocks, in general, may lose favor in the market and under perform other types of securities.

Portfolio Turnover Risk

The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. High portfolio turnover rates may lower performance due to increased costs and may also result in the realization of capital gains, resulting in negative tax consequences to shareholders, as it is likely that most of such gains would be short term gains.

Adviser Risk

Integrity Asset Management, LLC was founded in June, 2003 and is a relatively new firm. The firm is serving as investment manager for the first time, which may result in additional risk to the Fund.

THE FUND'S PAST PERFORMANCE HISTORY

Because this is a new Fund that has not completed a full calendar year of operations, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available.

THE COSTS OF INVESTING IN THE FUNDS

The following tables describe the expenses and fees that you may pay if you buy and hold shares of the fund.

                            SHAREHOLDER FEES:
                   (fees paid directly from your investment)
--------------------------------------------------------------------------------

MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          NONE
MAXIMUM DEFERRED SALES CHARGE (LOAD)                                      NONE
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED
DIVIDENDS AND OTHER DISTRIBUTIONS                                         NONE
REDEMPTION FEES(1)                                                        2.00%
EXCHANGE FEES                                                             NONE


                         ANNUAL FUND OPERATING EXPENSES:
                 (expenses that are deducted from fund assets)
--------------------------------------------------------------------------------

MANAGEMENT FEES(2)                                                        1.00%
DISTRIBUTION & SERVICING (12B-1) FEES(3)                                  0.25%
OTHER EXPENSES(4)                                                         0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES                                      1.50%
================================================================================

1. The Custodian may charge a fee (currently $15) on amounts redeemed and sent to you by wire transfer. Also, the Fund will charge a redemption fee equal to 2.00% of the value of the shares redeemed for any shares redeemed less than 60 days after purchase.
2. Management fees are paid for investment advisory and portfolio management services to the Fund as provided by the Investment Advisor, Integrity Asset Management, LLC.
3. The Trust's Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

4. Because this is a new Fund, Other Expenses are based on estimated amounts for the Fund's initial fiscal year and are good faith estimates. The Investment Advisor has contractually agreed to waive receipt of its fees and/or reimburse certain expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to attempt to maintain the Fund's Total Annual Fund Operating Expenses at a level not to exceed 1.50% for the Fund's first fiscal year. There can be no assurance that the Investment Advisor will renew such obligation in future years. In the event that the Investment Adviser does waive fees and/or reimburse expenses, the Fund has entered into an expense recapture agreement with the Investment Advisor which allows the Investment Advisor to recover such outlays for a period of not greater than three years, but only if such recoveries do not cause the Fund's expense ratio to exceed 1.50%.

AN EXAMPLE OF FUND EXPENSES OVER TIME

The following example is intended to help you compare the cost of investing in this Fund versus the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


SHAREHOLDER TRANSACTION EXPENSES

        ONE YEAR         THREE YEARS
        --------         -----------
            $153                $474

If you did not redeem your shares, your costs under this example would be the same. The example above does not give effect to any expense waiver reimbursement agreement between the Fund and Investment Advisor.

--------------------------------------------------------------------------------
                              WHO MANAGES THE FUND
--------------------------------------------------------------------------------

THE INVESTMENT ADVISOR


Integrity Asset Management, LLC (the "Advisor"), 9900 Corporate Campus Drive, Suite 3000, Louisville, KY 40223, serves as investment advisor to the Veracity Small Cap Value Fund (the "Fund") under a written agreement with Veracity Funds (the "Trust"). The Fund's non-public (initial) shareholders have approved the agreement. The Advisor is a recently formed Delaware limited liability company doing business and registered with the Securities and Exchange Commission ("SEC") as an investment advisor. Although the principals of the Advisor have extensive investment advisory experience, the Advisor has not previously operated as an investment advisory company.


The Advisor is responsible for the overall investment operations of the Fund; it provides investment advisory services to the Fund and is primarily responsible to the Board for the conduct of the Fund's investment activities. The Advisor will prepare quarterly reports to the Board concerning the investment activities of the Fund (or more frequently if the Board requires). The Advisor is responsible for ensuring that the Fund is managed in accordance with its investment objectives and restrictions, is responsible for reporting any deviations to the Board and for taking such corrective actions as the Board may direct.

THE FUND MANAGERS

The Advisor employs a team of investment professionals to choose the investments for the Fund. The lead managers of the investment team are:

Daniel G. Bandi, CFA.- Mr. Bandi is Chief Investment Officer for Value Equities and is a Principal of the Advisor. Mr. Bandi has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. Bandi was Managing Director of Equity Investments for National City Investment Management Co. from 1998 to 2003. Mr. Bandi earned his Bachelor of Arts degree in Economics from the University of Pittsburgh in 1987, and an MBA in Finance from Texas A&M University at Commerce, in 1990.

Adam I Friedman- Mr. Friedman is Senior Portfolio Manager and is a Principal of the Advisor. Mr. Friedman has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. Friedman was senior Portfolio Manager for National City Investment Management Co. from 1998 to 2003. Mr. Friedman earned his Bachelor of Science degree in Psychology/Pre-Med from the University of Maryland in 1987, and an MBA in Finance from Case Western University in 1990.

Daniel J. DeMonica, CFA.- Mr. DeMonica is Senior Portfolio Manager and is a Principal of the Advisor. Mr. DeMonica has been with the Advisor since shortly after its formation in 2003. Prior to joining the Advisor, Mr. DeMonica was a Portfolio Manager and Security Analyst for National City Investment Management Co. from 1997 to 2003. Mr. DeMonica earned his Bachelor of Arts degree in Finance from Indiana University in 1994, and an MBA in Finance from Case Western University in 2000.

THE INVESTMENT MANAGEMENT AGREEMENT


For its services to the Fund, the Advisor receives a fee from the Fund at an annual equivalent of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. Under the terms of the Investment Management Agreement with the Trust, the Advisor is obligated to waive receipt of its fees and/or reimburse expenses of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first fiscal year of operations, but may be renewed for additional time periods by mutual agreement.


The Advisor has concurrently entered into an agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES
--------------------------------------------------------------------------------

HOW SHARES ARE PRICED EACH DAY

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is based upon the Fund's net asset value ("NAV"). The NAV is calculated by taking the total value of the Fund's assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value  =  Total Net Assets - Liabilities
                    ------------------------------
                    Number of Shares Outstanding


The NAV is generally calculated as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) every day the NYSE is open. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received by the Fund's transfer agent, Ultimus Fund Solutions, Inc., 135 Merchant Street, Suite 230, Cincinnati, OH 45246 (the "Transfer Agent"). Your order must be placed with the Transfer Agent prior to the close of trading on the NYSE in order to be confirmed for that day's NAV. The Fund's investments are valued at market value or, if a market quotation is not readily available, at the fair value determined in good faith by the Advisor, subject to the review and oversight of the Funds' Board of Trustees. The Fund may use an independent pricing service to determine market value.


HOW TO INVEST IN THE FUND

The Fund offers only No-Load shares to the public. No-load Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. The shares do impose an ongoing distribution and shareholder servicing fee equal to an annual rate of 0.25%.

Your purchase of Fund shares is subject to the following minimum investment amounts:


                  MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $250,000                  $5,000


All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. No cash, credit cards, or third party checks will be accepted. A $25 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic funds transfer, or for insufficient funds, stop payment, closed account, or other reasons.

If a check does not clear your bank or the Fund is unable to debit your pre-designated bank account on the day of purchase, the Fund reserves the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Fund (or its agent) has the authority to redeem shares in your account(s) from the Fund to cover any resulting losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Fund. If the cancellation causes a loss, any broker involved in the transaction will bear initially responsible for such loss, with the Fund only bearing the loss if no other party is available.

Your investment in the Fund should be intended to serve as a long-term investment vehicle. The Fund is not designed to provide you with a means of speculating on short-term fluctuations in the stock market. The Fund reserves the right to reject any purchase request that it regards as disruptive to its efficient management, which includes investors with a history of excessive trading. The Fund also reserves the right to stop offering shares at any time.

Opening and Adding To Your Account

You can invest in the Fund by mail, wire transfer, and through participating financial services professionals. After you have established your account, you may also make subsequent purchases by telephone. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling the Fund, toll free, at 1-8__-___-____.

Purchases through Financial Services Organizations

You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares By Mail

To purchase shares by mail, simply complete the Account Application included with this Prospectus, make a check payable to The Veracity Funds, and mail the Application and check:

via U.S. mail to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, Inc.
                                 P.O. Box 46707
                            Cincinnati, OH 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, Inc.
                         135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer

To make an initial purchase of shares by wire transfer, take the following steps:

1.    Call 1-8__-___-____ to inform us that a wire is being sent.
2.    Obtain an account number from the Transfer Agent.
3. Fill out, fax (___-___-____), then mail the Account Application to the Transfer Agent.
4.    Ask your bank to wire funds to the account of:

      U.S. Bank, N.A.
      777 East Wisconsin Avenue
      Milwaukee, WI 53202
      ABA # 042000013
      For Credit to Ultimus Fund Solutions, Inc.
      Acct # ___________________________
      For further credit to Veracity Funds,
      (Shareholder Acct #, Shareholder Name)
      Include taxpayer identification number for new accounts.

Include your name(s), address, and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Account Application form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Automatic Investment Plan

You may purchase shares of the Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the plan by filling out the Automatic Investment Plan section of the Account Application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House ("ACH") member for automatic withdrawals under the plan. The Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if they do so. For more information, call the Transfer Agent at 1-8__-___-____ .

Telephone Purchases

In order to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the ACH. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH. Most transfers are completed within three business days of your call. To preserve flexibility, the Funds may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Funds do not currently expect to charge such a fee.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming reasonable procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund and/or the Transfer Agent failed to follow procedures reasonably designed to prevent losses. However, if the Fund and/or the Transfer Agent fail to follow such procedures, it/they may be liable for such losses.

Miscellaneous Purchase Information

The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day. The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers and dealers may, in turn, designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order, but only if such broker or designee receives the order by 4:00 p.m. East Coast Time on the same day. Customer orders received in such manner will be priced at the Funds' Net Asset Value ("NAV") next computed after they are received by an authorized broker or the broker's authorized designee. Customer orders received after 4:00 p.m. East Coast Time will be processed on the next business day.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Funds will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

        IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions, which includes mutual funds, to obtain, verify and record information that identifies each person who opens an account. Accordingly, when you open an account with the Trust, we will ask for your name, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information. If you fail to provide us with requested information, we may be unable to open your account, or may have to close your recently opened account, or restrict activity in your account until the requested information is provided.

Distribution Fees

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for the Fund, pursuant to which the Fund would pay the Principal Underwriter a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund's average daily net assets. The Principal Underwriter may, in turn, pay such fees to third parties for eligible services provided by those parties to the Fund.

The Board adopted the Plan so that the Fund would have available sufficient resources to pay third parties who provide eligible services to the Fund.

You should be aware that if you hold your shares for a substantial period of time afterwards, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

Should the Fund ever terminate the Plan, the resulting decrease in overall expenses borne by the Fund would make it more likely that the Adviser would be able to recover advanced expenses under its expense recovery agreement.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail

Redemption requests should be mailed via U.S. mail to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, Inc.
                                 P.O. Box 46707
                           Cincinnati, OH 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, Inc.
                         135 Merchant Street, Suite 230
                              Cincinnati, OH 45246

The selling price of the shares being redeemed will be the Fund's per share NAV next calculated after receipt of all required documents in "Good Order". "Good Order" means that the request must include:

      1.    Your account number;
      2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed;
      3. The signatures of all account owners exactly as they are registered on the account;
      4.    Any required signature guarantees; and
      5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Signature Guarantees

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

      (i)   if you change the ownership on your account;
      (ii) when you want the redemption proceeds sent to a different address than is registered on the account;
      (iii) if the proceeds are to be made payable to someone other than the account's owner(s);
      (iv)  any redemption transmitted by federal wire transfer to your bank;
            and
      (v) if a change of address request has been received by the Fund or Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in "Good Order".

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone

You may redeem your shares in the Fund by calling the Transfer Agent at 1-8__-___-____ if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Funds or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that, with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days from the date of purchase, whichever comes first.

By Wire

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Custodian may charge a fee (currently $10) for outgoing wires.

Redemption at the Option of the Fund

If the value of the shares in your account falls to less than $5,000, the Fund may notify you that, unless your account is increased to an amount exceeding those minimums, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring your account up to the appropriate minimum before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below the minimum requirement as the result of market action. The Fund reserves this right because of the expense to the Fund of maintaining very small accounts.

Systematic Withdrawal Plan


Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September, and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Account Application enclosed in this Prospectus, or are available by calling the Fund. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The Application must be signed by a duly authorized officer(s) and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Funds. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Funds upon sixty days written notice or by a shareholder upon written notice to the Funds. Applications and further details may be obtained by calling the Funds at 1-8__-___-____ or by writing to the Transfer Agent.

--------------------------------------------------------------------------------
                           MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Fund are derived from the Fund's net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks and other securities it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.


The Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) generally once a year.


Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent at the address shown above.

TAX CONSIDERATIONS

The Fund intends to qualify as a regulated investment company under Sub Chapter M of the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities, and distribute substantially all of such income to its shareholders at least annually.

The Fund intends to distribute to shareholders, at least annually, usually in December, substantially all net investment income and any net capital gains realized from sales of the portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Funds.

You will be advised annually of the source of distributions for federal income tax purposes.

If you fail to furnish your social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from your dividend, capital gain, and redemption payments. Dividend and capital gain payments may also be subject to backup withholding if you fail to certify properly that you are not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in your gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below your cost basis, such distribution would be taxable to you as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, you should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares will include the amount of any forthcoming distribution so that you may receive a return of investment upon distribution which will, nevertheless, be taxable.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.


In reports, other communications to investors, or advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to one or more appropriate indices.


According to the law of Delaware under which the Trust is organized and the Trust's Declaration of Trust and by-laws, the Fund is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Accordingly, the Fund will not hold annual shareholder meetings unless required to do so under the Act. Shareholders do have the right to call a meeting of shareholders for the purpose of voting to remove directors. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

Protecting your personal information is a priority for the Fund and our privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:


      o From information provided by you on applications or other forms submitted to the Funds or to the Transfer Agent; and

      o     From information arising from your investment in the Funds.


The Fund utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Fund does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Fund has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Adviser's responsibilities to the Fund.

The Board of Trustees of the Fund has approved a Code of Ethics (the "Code") for the Fund and Advisor. The Trust's Principal Underwriter has also adopted a Code of Ethics which governs its activities as an Underwriter. These Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Codes. The Fund has filed copies of each Code with the Securities and Exchange Commission. Copies of the Codes of Ethics may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated March 31, 2004, has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund by calling toll free at 1-8__-___-____, or:

via U.S. mail to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, Inc.
                                 P.O. Box 46707
                           Cincinnati, OH 45246-0707

or by overnight courier service to:

                                 Veracity Funds
                        c/o Ultimus Fund Solutions, Inc.
                           123 Main Street, Suite 100
                               Anywhere, USA 12345

A copy of your requested document(s) will be sent to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                 The Fund's Investment Company Act File No. is:
                                    811-21483

                       STATEMENT OF ADDITIONAL INFORMATION

                              DATED MARCH 30, 2004

                                 VERACITY FUNDS
                     9900 Corporate Campus Drive, Suite 3000
                              Louisville, KY 40223
                            TELEPHONE: 1-___-___-____
                         Website: www.VeracityFunds.com

This Statement of Additional Information is not a prospectus. It is intended to supplement and should be read in conjunction with the Prospectus of the Veracity Small Cap Value Fund (the Prospectus), dated March 30, 2004. You may obtain a copy of the Prospectus, free of charge, by writing to Veracity Funds, c/o Ultimus Fund Solutions, Inc., P.O. Box 46707, Cincinnati, OH 45246-0707, or by calling the Trust at 1-___-___-____, or by visiting the Trust's website at www.VeracityFunds.com.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
The Fund's Investment Policies, Objectives And Securities Options             --
--------------------------------------------------------------------------------
Fundamental & Non-Fundamental Investment Restrictions                         --
--------------------------------------------------------------------------------
Additional Information About the Investment Advisory Agreement                --
--------------------------------------------------------------------------------
Information About the Trustees and Officers of the Trust                      --
--------------------------------------------------------------------------------
Information About Performance Calculations                                    --
--------------------------------------------------------------------------------
Additional Information About Purchasing and Redeeming Shares                  --
--------------------------------------------------------------------------------
Additional Tax Information                                                    --
--------------------------------------------------------------------------------
Information About Portfolio Transactions                                      --
--------------------------------------------------------------------------------
Information About the Trust's Custodian                                       --
--------------------------------------------------------------------------------
Information About the Trust's Transfer Agent                                  --
--------------------------------------------------------------------------------
Information About the Trust's Administrator                                   --
--------------------------------------------------------------------------------
Information About the Trust's Principal Underwriter                           --
--------------------------------------------------------------------------------
Information About the Trust's Independent Accountants                         --
--------------------------------------------------------------------------------
Information About the Trust's Legal Counsel                                   --
--------------------------------------------------------------------------------
General Information                                                           --
--------------------------------------------------------------------------------
Financial Statements                                                          --
--------------------------------------------------------------------------------
Appendix 1                                                                    --
--------------------------------------------------------------------------------

                         THE FUND' INVESTMENT POLICIES,
                        OBJECTIVES AND SECURITIES OPTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective are generally discussed in the Prospectus. This section provides information concerning the Fund's investment policies and strategies that are not a part of the Fund's principal investment strategy, but may be employed from time to time to help enhance the overall return of the Fund. This section also describes securities in which the Fund may invest but which are not part of the Fund's primary investment strategies.

The Fund is a diversified Fund, meaning that at least 75% of the Fund's total assets will normally be invested in qualifying securities. Qualifying securities include cash and cash equivalents, other mutual fund, securities backed by the full faith and credit of the United States Government, and any other type of security that, at the time of purchase, comprised not more than 5% of the Fund's total assets. Normally, the Fund will invest at least 80% of total assets in common stock of U.S. companies with market capitalizations of less than $2 billion. The Fund may change this policy at any time upon 60 days prior written notice to all shareholders. The Fund may also invest in the securities listed below to a limited extent.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available Fund from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITS.

FOREIGN SECURITIES. The Fund may invest up to 10% of its total net assets in the common stock of foreign issuers including, but not limited to, foreign securities in the form of American Depository Receipts (ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies may not be subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

PREFERRED STOCK. The Fund may invest in preferred stocks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred shares are generally payable at the discretion of the issuer's board of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

DEBT SECURITIES. The Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

CREDIT RISK. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poors or any similar rating by any national credit rating service. However, this section will not apply to investments made pursuant to the Fund's policy on Special Situations under which the Fund may invest in corporate obligations without regard to credit rating, current yield, or public registration.

INTEREST RATE RISK. All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

MUTUAL FUNDS. Subject to restrictions set forth in Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended (the "1940 Act") the Fund may invest in securities issued by other registered investment companies. This means that the Fund may not own more than 3% of the total outstanding shares of another investment company. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements (Repos) with broker-dealers, banks, and other financial institutions; provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified price and time (as short as one day and as long as several weeks). The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy. REPURCHASE AGREEMENT RISK. A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens, the Fund can lose money because it may not be able to sell the securities at the agreed-upon time and price or because the securities may lose value before they can be sold.

CASH RESERVES. The Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes. The Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, other money market Fund, and repurchase agreements.

RESTRICTED AND ILLIQUID SECURITIES. The Fund will not invest more than 15% of its net assets in securities that the Advisor determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

The Fund may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such good faith manner as the Trust's Board of Trustees deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, The Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment. In the unlikely event that the Fund invested in such manner, Fund shareholders would incur a duplication of fees which would negatively impact the Fund's annual returns.

OPTIONS. The Fund may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Fund will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Fund may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Fund may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Fund may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Fund may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

PORTFOLIO TURNOVER. The Fund will generally purchase and sell securities without regard to the length of time the security has been held. The Fund' principal investment strategies typically do not generate high turnover rates, and the Fund anticipates that its portfolio turnover rates during its first fiscal year will not exceed 100%. However, there can be no assurance that the Fund will not exceed this rate, and The Fund's portfolio turnover rate may vary from year to year

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

INITIAL PUBLIC OFFERINGS ("IPO") - The Fund may invest not more than 10% of its total assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. This may increase the turnover of the Fund and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholder. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories, and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

                          FUNDAMENTAL & NON-FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund(s) as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund(s) means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The following investment restrictions apply to the Fund. The Fund will not:

1) acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.
2) invest 25% or more of its total assets in a single industry or group of related industries.
3) borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing.
4)    underwrite the distribution of securities of other issuers.
5) invest in companies for the purpose of management or the exercise of control.
6) lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securitiesa).
7)    issue senior securitiesb.
8) invest in oil, gas, or other mineral exploration or development programs; although the Fund may invest in marketable securities of companies engaged in oil, gas, or mineral exploration.
9) purchase or sell real estate, real estate loans, or real estate limited partnerships; although the Fund may invest in marketable securities of companies that invest in real estate or interests in real estate.
10)   invest in commodities or commodities futures or options contracts.
11) as to 75% of its total assets, purchase the securities of an issuer if as a result, more than 5% of the value of the Fund's assets (valued at time of purchase) would be invested in the securities of that issuer (Securities backed by the full faith and credit of the U.S. Government and mutual funds are exempt from this requirement).

      (a) the Fund has no present intention of lending its portfolio securities, but may choose to do so in the future. If the Fund took such action, the Board would adopt procedures and policies designed to protect the Fund from loss, and in any event, no more than 1/3rd of the Fund's assets could be lent at any time, and any such lending would have to be done pursuant to a fully collateralized arrangement.
      (b) The issuance of "senior securities" would include any action by the Fund which resulted in a situation where a claimant against the Fund would have priority over the Fund's shareholders. Examples of such items would include, without limitation, the issuance of preferred stock or the incurring of debt obligations carrying superior asset liens. Reverse Repurchase Agreements would also be considered as senior securities unless an agreement to treat them otherwise was first entered into by the parties.

The Fund has also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval. The Fund may not:

1)    Make margin purchases.

2) Invest more than 15% of its net assets (valued at time of investment) in securities that are illiquid, restricted or otherwise not readily marketable.

3)    Acquire securities of other investment companies except as permitted by
      Section 12(d)(1)(F) of the 1940 Act. This means that the Fund may not own more than 3% of the total outstanding shares of another investment company.

4) Pledge, mortgage, or hypothecate their assets, except for temporary or emergency purposes and then to an extent not greater than 5% of their total assets (valued at the time of borrowing).

                          ADDITIONAL INFORMATION ABOUT
                        THE INVESTMENT ADVISORY AGREEMENT

Information on the Fund's investment adviser, Integrity Asset Management, LLC, 9900 Corporate Campus Drive, Suite 3000, Louisville, KY 40223 (the Advisor), is set forth in the Prospectus. This section contains additional information concerning the Advisor and the advisory agreement between the Advisor and the Trust.

The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for the Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of the Fund. At all times the Advisor's actions on behalf of the Fund are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement has an initial term of two years. Thereafter, the Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Trustees who are not interested persons of the Fund or the Advisor, and by a majority of the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). The Advisory Agreement mat be terminated at any time, without penalty, upon 60 days written notice by:

      (1)   the Advisor; or
      (2) by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund; or
      (3)   by the Board of Trustees.

For its investment advisory services to the Fund, the Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 1.00% of average net assets of the Fund, such fee to be computed daily based upon the daily average net assets of the Fund.

The Advisor has contractually agreed to waive receipt of its fees and/or reimburse certain Fund expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to assist the Fund to maintain a Total Annual Operating Expense ratio of not greater than 1.50%. The Advisor may terminate its commitment after the Fund's first fiscal year. The Fund has also entered into an expense recapture agreement with the Advisor wherein the Advisor may recover such outlays made on the Fund's behalf for a period of not more than three years after the expense was incurred. The Advisor may only avail itself of this recovery if such recovery would not cause the affected Fund's Total Annual Expense Ratio to exceed 1.50%. The Advisor has also paid all the organizational expenses of the Trust, and the expense recapture agreement further provides for the recovery of those expenses by the Advisor for a period of not greater than one year after the Trust commences investment operations, but only if such recovery would not cause the Fund's Total Annual Expense Ratio to exceed

1.50%. In all cases, the Advisor may only recapture expenses paid by the Advisor on the Fund's behalf and which the Fund would otherwise be obligated to pay. Eligible expenses are calculated daily and paid monthly, if funds are available, subject to Quarterly Board review and ratification.

Subject to the general supervision of the Trust's Board of Trustees (the "Board"), the Advisor is responsible for providing a continuous investment program for the Fund, including investment research and management with respect to all securities, investments, cash and cash equivalents held by the Fund.

Adviser may, with the prior written consent of the Board and the approval of the appropriate Trust shareholders, as required, employ persons or entities to serve as sub-advisers to one or more Funds. The Adviser and/or such sub-advisers, if any, may, in their sole discretion, determine from time to time what securities and other investments will be purchased, retained or sold by the Fund(s). The investment activities of such sub-advisers, if any, as such services relate to the Fund(s), will at all times be subject to the general supervision and control of Advisor. Advisor will provide, through its own efforts itself and/or through the medium of its previously approved sub-adviser(s), the services under this Agreement in accordance with each Fund's investment objectives, policies and restrictions as such are set forth in the Prospectus from time to time. The Advisor further agrees that it:

(a) will conform its activities to all applicable Rules and Regulations of the SEC and will, in addition, conduct its activities under this agreement in accordance with the regulations of any other Federal and State agencies which may now or in the future have jurisdiction over its activities under this Agreement;

(b) will monitor the investment activities of any sub-adviser which it employs to insure that such sub-adviser conducts its activities with respect to the applicable Portfolio(s) in accordance with the Prospectus and any and all federal and/or state laws and regulations relating to the applicable Portfolio(s);

(c) will place orders, or monitor the placement of orders by sub-advisers, pursuant to good faith investment determinations for the Portfolios either directly with the respective issuers or with appropriate brokers and dealers. In placing orders with brokers or dealers, the Advisor, or sub-adviser(s) under the supervision of Adviser, will attempt to obtain the best net price and the most favorable execution of its orders. Consistent with this obligation, when Adviser, or Adviser's duly authorized sub-adviser(s), believes two or more brokers or dealers are comparable in price and execution, Adviser, or Adviser's duly authorized sub-adviser(s), may prefer: (I) brokers and dealers who provide the Portfolio(s) with research advice and other services, or who recommend or sell Trust shares, and (II) brokers who are affiliated with the Trust, Adviser or sub-adviser; provided, however, that in no instance will portfolio securities be purchased from or sold to Adviser or any sub-adviser in principal transactions;

(d) will provide, at its own cost, all office space, facilities and equipment necessary for the conduct of its advisory activities on behalf of the Trust.

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In approving the investment advisory agreement between the Trust and the Advisor, the Trustees considered a number of factors which they considered material to the Agreement. Firstly, the Board concluded that the staff and senior management of the Advisor were experienced industry professionals that would perform their functions in a capable manner. The primary portfolio managers were each experienced in managing similar Funds in the past, and each had achieved an excellent reputation for their management skills. The Trustees examined the fees to be paid to the Advisor and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar Funds offering similar services. The Trustees noted that the Advisor would serve as investment adviser not only to the Fund, but was also planning to provide investment advisory services to separate accounts. Accordingly, the Trustees sought and received assurances from the Advisor that excessive and improper fall-out benefits or ancillary benefits would not accrue to other Advisor clients as a result of the Advisor's relationship with the Trust. The Trustees also received information adequate to assure them of the financial capabilities of the Advisor and that it would have adequate access to the books, records and transactions of the Fund to properly perform its duties. The Trustees did not assign any relative value to the factors it considered. Instead, they considered all such factors, taken as a whole.

                         INFORMATION ABOUT THE TRUSTEES
                            AND OFFICERS OF THE TRUST

The Board of Trustees (the "Board" or the "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day investment operations of the Fund are managed by the Advisor, subject to the review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                        INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S)     TERM OF OFFICE &                                             FUND         OTHER TRUSTEE/
                        HELD WITH THE   LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN     DIRECTORSHIPS
NAME, AGE & ADDRESS     TRUST           SERVED              YEARS                                    BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
MATTHEW G. BEVIN*       Interested      Indefinite.         Chief Executive Officer and Principal,        1        Integrity Asset
                        Trustee,                            Integrity Asset Management, LLC,                       Management, LLC
9900 Corporate Campus   President       Since December,     investment adviser to the Trust, since
Drive, Suite 3000                       2003                2003.  Director of Institutional                        Gould Academy
Louisville, KY  40223                                       Product Management, INVESCO National
                                                            Asset Management from 2001-2003;                       Correct Building
Age:  37                                                    1999-2001, Director of Marketing &                      Products, LLC
                                                            Principal, National Asset Management;
                                                            Vice President and Account Manager,
                                                            Putnam Investments from 1995 to 1999.
                                                            B.A. degree in East Asian Studies from
                                                            Washington & Lee University (1989)
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM H. MCNETT,      Interested      Indefinite          Senior Portfolio Manager, Integrity           1        Integrity Asset
III, CFA*               Trustee                             Asset Management, LLC, since June,                     Management, LLC
                                        Since March, 2004   2003.  previously Partner, Director of
9900 Corporate Campus                                       Client Services, Turner Investment
Drive, Suite 3000                                           Partners, Inc., from January 1999 to
Louisville, KY  40223                                       June, 2003.  BA in accounting from
                                                            Bloomsburg University, Bloomsburg, PA
Age:  44                                                    in 1982.  Chartered Financial Analyst
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED (INDEPENDENT) TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                        POSITION(S)     TERM OF OFFICE &                                             FUND         OTHER TRUSTEE/
                        HELD WITH THE   LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING PAST 5    OVERSEEN     DIRECTORSHIPS
NAME, AGE & ADDRESS     TRUST           SERVED              YEARS                                    BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
JUNE B. DEBATIN         Trustee         Indefinite          Principal and co-founder of Ashdon            1          Mississippi
                                                            Investment Analysis & Research LLC, a                   University for
850 Hilltop Road                        Since March, 2004   research consulting firm, since                        Women Foundation
Shelbyville, TN  37160                                      October, 2001.  Previously Senior Vice
                                                            President, LCG Associates, Inc., an
Age:  63                                                    institutional investment consulting
                                                            firm, from September, 1993 to October,
                                                            2001.  Ms. Debatin has served in
                                                            increasingly responsible positions in
                                                            the financial industry since 1968.
------------------------------------------------------------------------------------------------------------------------------------

DAVID L. EAGER          Trustee         Indefinite          Management Consultant, Eager & Davis          1        Caldwell & Orkin
                                                            LLC, since December, 2002.  Previously                      Market
25 Stone Bridge Road                    Since March, 2004   Director of Marketing and Product                      Opportunity Fund
Louisville, KY  40207                                       Development, Driehaus Capital
                                                            Management, from August, 2000 through                 Louisville Emmaus
Age:  61                                                    November, 2002. Management Consultant                     Community
                                                            and Business Manager, Mercer Manager
                                                            Advisory Services, from September,
                                                            1998 to July, 2000.  BA in economics
                                                            from The Ohio State University, 1964.
                                                            MBA from western Michigan University,
                                                            1974
------------------------------------------------------------------------------------------------------------------------------------

MICHAEL J. MINNAUGH     Trustee         Indefinite          Treasurer, The Cleveland Clinic               1         American Lung
                                                            Foundation, a non-profit foundation,                    Association of
9500 Euclid Avenue                      Since March, 2004   since October, 2002.  Formerly Senior                        Ohio
Cleveland, OH  44195                                        Vice President, Institutional Trust,
                                                            for National City Corporation, from                      Achievement
Age:  44                                                    May, 1991 through June, 2001.  BS/BA                     Centers for
                                                            degree, John Carroll University, 1982.                     Children
                                                            Certified Public Accountant, Ohio,
                                                            1984 (inactive)                                         Lakeland House

                                                                                                                     Joseph House
------------------------------------------------------------------------------------------------------------------------------------

DARLENE V. PINNOCK      Trustee         Indefinite          Director of Investments for the               1         Ft Dupont Ice
                                                            National Geographic Society, a                              Arena
1145 17th Street NW                     Since March, 2004   non-profit science and educational
Washington, DC  20036                                       organization, since November, 1997.                        National
                                                            BS degree from Drexel University,                         Geographic
Age:  43                                                    Philadelphia, PA, in 1982.  MBA from                    Society Credit
                                                            Howard University, Washington, DC, in                       Union
                                                            1991.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Bevin and Mr. McNett are considered "Interested" Trustees of the Trust because of their affiliation with the Trust's investment Advisor, Integrity Asset Management, LLC.

Board Standing Committees

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of various Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Fund's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Fund's independent auditor to the Trust, serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing and considering any significant disputes between the Trust's management and the independent audit that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior executives, the effectiveness of the Trust's internal financial controls; reviewing, in consultation with the Fund's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Fund's financial statements; and other audit related matters. David L. Eager, Michael J. Minnaugh and ____________________ serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of various Independent Trustees of the Trust. The principal responsibilities of the Nominating Committee are to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule l4a-8 of the 1934 Act in conjunction with a shareholder meeting to consider the election of Trustees. ___________________, ______________________, and ________________ currently serve as members of the
Nominating Committee. The Nominating Committee meets periodically, as necessary.

Compensation

Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Because this is a new Fund complex, the Trust has not yet paid any compensation to its independent Trustees.

Trustee Ownership of Fund Shares

As of March 23, 2004, the Trustees owned the following aggregate amounts of Fund shares:

-------------------------------------------------------------------------------------------------------------
                                DOLLAR RANGE OF FUND SHARES HELD IN       AGGREGATE DOLLAR RANGE IN ALL
NAME OF TRUSTEE                 EACH FUND OF THE TRUST                    FUND OVERSEEN BY TRUSTEE IN TRUST
-------------------------------------------------------------------------------------------------------------
Matthew G. Bevin                  $10,001 - $50,000-- Small Cap Value             $10,000 - $50,000
-------------------------------------------------------------------------------------------------------------
June B. Debatin                                   None                                   None
-------------------------------------------------------------------------------------------------------------
David L. Eager                                    None                                   None
-------------------------------------------------------------------------------------------------------------
William H. McNett, III                            None                                   None
-------------------------------------------------------------------------------------------------------------
Michael J. Minnaugh                               None                                   None
-------------------------------------------------------------------------------------------------------------
Darlene V. Pinnock                                None                                   None
-------------------------------------------------------------------------------------------------------------

     CONTROL PERSONS AND SHAREHOLDERS OWNING IN EXCESS OF 5% OF FUND SHARES

Mr. Matthew G. Bevin and Mr. Adam I. Friedman have each purchased an equal number of shares of the Trust in a sufficient amount to qualify the Fund for public offering in accordance with law, and as of March 23, 2004, each is deemed to control the Fund. As a controlling shareholder of the Trust, Messrs. Bevin and Friedman will have the voting power to individually elect trustees and approve various material contracts, policies and procedures relating to the Trust. Mr. Bevin and Mr. Friedman are each affiliated with Integrity Asset Management, LLC, adviser to the Trust.

                                INFORMATION ABOUT
                            PERFORMANCE CALCULATIONS

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)    = ERV

Where:   P   = a hypothetical initial investment of $1000
         T   = average annual total return
         n   = number of years
         ERV = ending redeemable value of shares at the end of the period

From time to time the Fund also quote "Average Annual Total Return (After Taxes on Distributions)" for specified time periods of 1, 5 and 10 year intervals.

Average Annual Total Return (After Taxes on Distributions) is computed as follows:

      [n]
P(1+T)    = ATVD

Where:   P = a hypothetical initial investment of $1000
         T = average annual total return (after taxes on distributions) n = number of years
      ATV  = ending value of a hypothetical $1,000 payment made at the beginning
         D   of the 1-, 5-, or 10 year period at the end of the 1-, 5- or 10 year periods (or fractional portion), after taxes on fund
             distributions but not after taxes on redemption.

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of the Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                                   6
            Yield =2[(A - B/CD + 1) -1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual Fund. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                          ADDITIONAL INFORMATION ABOUT
                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of the Fund's shares will be made at net asset value
(NAV). The Fund's NAV is determined on days on which the New York Stock Exchange
(NYSE) is open for trading. For purposes of computing the NAV of a share of the Fund, securities traded on security exchanges or in the over-the-counter market in which transaction prices are reported are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.


The Fund is open for business on each day that the NYSE is open. The Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern Time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and then dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally do not charge sales or redemption fees, the NAV is the offering price for shares of the Fund.

                           ADDITIONAL TAX INFORMATION

The Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Fund must, among other qualifications, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                                INFORMATION ABOUT
                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker-dealer's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's spread, the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided by the broker-dealer.

The Advisor may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or mark-up or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor may feel that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of the Fund with orders placed on behalf of another advisory client, including a partnership or private account where principals and employees of the Advisor have an interest, for the purpose of obtaining a more favorable transaction price. If an aggregated trade is not completely filled, then the Advisor allocates the trade among the Fund and its other advisory clients, as applicable, on a pro rata basis or such other allocation method that, in the opinion of the Advisor, will result in fairness to all participants. Exemptions to trade allocation policies are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the Fund and any other accounts involved. Since the Fund's objectives will differ at times from those of other advisory clients, the Fund may not participate in certain aggregated trades or may purchase or sell securities not owned by other advisory clients.


          PERSONAL TRADING BY THE PORTFOLIO MANAGERS AND OTHER INSIDERS


Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and the Advisor have adopted Codes of Ethics restricting personal securities trading by certain persons who are affiliated with the Trust and/or the Advisor. These Codes are on public file and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by these persons in securities held or to be acquired by the Fund, under certain circumstances, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                              INFORMATION ABOUT THE
                                TRUST'S CUSTODIAN

U.S. Bank, N.A., 425 Walnut Street, Cincinnati, OH 45202 (the Custodian) serves as custodian of the cash and securities of the Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Fund, the purchase and sale of securities, or the payment of distributions to shareholders.

                              INFORMATION ABOUT THE
                             TRUST'S TRANSFER AGENT

Ultimus Fund Services, Inc., 135 Merchant Street, Suite 230, Cincinnati, OH 45246, serves as the Trust's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the aggregate average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund is charged its pro rata share of such expenses.

                              INFORMATION ABOUT THE
                              TRUST'S ADMINISTRATOR

The Transfer Agent also performs certain administrative tasks administrator for the Fund pursuant to a written agreement with the Trust. The Transfer Agent also supervises all aspects of the operations of the Fund except those reserved by the Fund' investment adviser under its advisory agreement with the Trust. The Transfer Agent is responsible for:

      1)    calculating the Fund's net asset value;
      2) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940; 3) preparing financial statements contained in reports to stockholders of the; Fund
      3) preparing reports and filings with the Securities and Exchange Commission;
      4) preparing filings with state Blue Sky authorities; and (g) maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. The Fund bears its pro rata share of such expenses.

                              INFORMATION ABOUT THE
                          TRUST'S PRINCIPAL UNDERWRITER

Ultimus Fund Distributor, Inc., 135 Merchant Street, Suite 230, Cincinnati, OH 45246, acts as the principal underwriter of the Fund' shares pursuant to a written agreement with the Trust ("Distribution Agreement") The Underwriter is a wholly-owned subsidiary company of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Fund' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Fund, the Underwriter is paid an annual fee of $6,000. Its services are provided as part of the overall package of services provided by the Transfer Agent. The Underwriter may retain certain underwriting concessions from the sale of Fund shares. The Fund bears its pro rata share of such expenses.

The Underwriter offers shares of the Fund only upon orders received therefor. The Trust continuously offers shares of the Fund.

                              INFORMATION ABOUT THE
                         TRUST'S INDEPENDENT ACCOUNTANTS

McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, OH 44145, has been chosen to serve as the Trust's independent auditors for its first fiscal year and to perform an audit of the Trust's initial financial statements and seed capital investments.

                              INFORMATION ABOUT THE
                              TRUST'S LEGAL COUNSEL

David Jones & Assoc., P.C., 395 Sawdust Road, # 2148, The Woodlands, TX 77380, has passed on certain matters relating to the Trust and serves as legal counsel to the Trust.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized under Delaware law on December 29, 2003 and operates as an open-end management investment company. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series ("Fund"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of the Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, Fund or payments, that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Fund as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the Funds of the Trust will vote together and not separately on a Fund-by- Fund or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the Fund or class affected by the matter. The Fund or class is affected by a matter unless it is clear that the interests of the Fund or class in the matter are substantially identical or that the matter does not affect any interest of the Fund or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of the Fund would be effectively acted upon with respect to the Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular Fund or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of the Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Other Expenses. The Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Fund' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. The Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

Shareholder Meetings. The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of a majority of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Voting. Shareholders of the Trust will vote in the aggregate and not by series
(Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular Fund or class. Matters affecting an individual Fund include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Shareholder Liability. Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability by expressly exempting shareholders from such liability and by providing indemnification to the full extent allowed under Delaware law. Further, contracts between the Trust and vendors to the Trust contain provisions limiting or exempting shareholders from direct liability.

Accordingly, it is highly unlikely that a shareholder would incur such liability, or that such liability could exceed the shareholder's investment in the Fund.

Reporting to Shareholders. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Fund will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707,or calling toll free at 1-___-___-____.

Codes of Ethics. The Board of Trustees of the Trust has approved Codes of Ethics (the Codes) for the Trust and Advisor. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Fund, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Fund. The Board is responsible for overseeing the implementation of the Trust's Code. Copies of each Code have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the Codes can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707,or calling toll free at 1-___-___-____ .

Privacy Policy. The Board of Trustees of the Trust has approved a privacy policy governing the types of information that may be disclosed about your account and the parties to whom, and the conditions under which, such disclosures may be made. Protecting your personal information is a priority for the Trust and the Trust's privacy policy has been designed to support this objective. The Fund may collect non-public personal information from you in the following ways:

      o From information provided by you on applications or other forms submitted to the Fund or to the Transfer Agent; and
      o     From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, the Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and the Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Advisor's responsibilities to the Fund. A copy of the Trust's Privacy Policy will be delivered to you along with confirmation of your initial investment in the Fund(s) and at least annually thereafter. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707, or calling toll free at 1-___-___-____ .

Proxy Voting Procedures. The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating o securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 46707, Cincinnati, OH 45246-0707, or calling toll free at 1-___-___-____. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix 1.

                              FINANCIAL STATEMENTS

To The Shareholders and Trustees
Veracity Funds:

We have audited the accompanying statement of assets and liabilities of Veracity Funds (the "Trust"), (comprised of the Veracity Small Cap Value Fund) as of March 23, 2004. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of March 23, 2004, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the respective portfolio constituting the Veracity Funds as of March 23, 2004, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
March 23, 2004

                                 VERACITY FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 23, 2004

                                                                  Veracity Small
                                                                  Cap Value Fund

ASSETS:
   Cash in Bank                                                      $100,000
                                                                     --------
         Total Assets                                                $100,000
                                                                     --------

LIABILITIES:                                                         $      0
                                                                     --------
        Total Liabilities                                            $      0
                                                                     --------

NET ASSETS                                                           $100,000
                                                                     --------

NET ASSETS CONSIST OF:
  Capital Stock                                                      $100,000
                                                                     --------

OUTSTANDING SHARES                                                      5,000

NET ASSET VALUE PER SHARE                                            $     20

OFFERING PRICE PER SHARE                                             $     20

                           The accompanying notes are
                  an integral part of this financial statement

                                 VERACITY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                 March 23, 2004

1.    ORGANIZATION

      The Veracity Small Cap Value Fund (the "Fund") was organized as a diversified series of Veracity Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 29, 2003. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only Fund Series currently authorized by the Trustees.

      The primary investment objective of the Veracity Small Cap Value Fund is to achieve long term capital growth.

      The Fund uses an independent custodian and transfer agent. No transactions other than those relating to organizational matters and the sale of 5,000 shares of the Fund have taken place to date.

2.    RELATED PARTY TRANSACTIONS

      As of March 23, 2004, all of the outstanding shares of the Fund were owned by Matthew Bevin (50%) and Adam Friedman (50%). A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940
      Act) of the Fund.

      Integrity Asset Management, LLC (the "Advisor") serves as the investment advisor to the Fund. Under the terms of the Investment Management Agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its services to the Fund, the Advisor receives a fee from the Fund at an annual equivalent of 1.00%, calculated daily and paid monthly, based on the average daily net assets of the Fund. Under the terms of the Agreement, the Advisor is obligated to waive receipt of its fees and/or reimburse expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) of the Fund to the extent necessary to maintain the Fund's overall total annual expense ratio at not greater than 1.50%. This contractual obligation expires after the Fund's first fiscal year of operations, but may be renewed for additional time periods by mutual agreement.

      The Advisor has concurrently entered into a agreement with the Fund to recover expenses waived and/or reimbursed on behalf of the fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.50% annually.

      Certain trustees and officers of the Veracity Funds are also directors and officers of Integrity Asset Management, LLC.

3.    DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Fund is authorized to pay to the Advisor, an accountable distribution fee at an annual rate of up to 0.25% of the average daily net assets of the Fund for expenditures by the Advisor, at its discretion, in connection with the promotion and distribution of Fund shares. Payment of these fees shall be made monthly following the close of the month.

                                 VERACITY FUNDS
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                 March 23, 2004

4.    CAPITAL STOCK AND DISTRIBUTION

      At March 23, 2004 paid in capital amounted to $100,000 for the Fund. Transactions in capital stock were as follows:

                                                             Veracity Small
                                                             Cap Value Fund
                                                             --------------

              Shares Sold                                        5,000

              Shares Redeemed                                        0

              Net Increase                                       5,000

              Shares Outstanding                                 5,000

5.    OTHER

      Expenses incurred in connection with the organization of the Fund and initial offering of shares will be permanently absorbed by Integrity Asset Management, LLC.

6.    FEDERAL INCOME TAXES

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

                                   APPENDIX 1

                               PROXY VOTING POLICY
                                       of
                                 VERACITY FUNDS

                                     PREFACE

      Veracity Funds (the "Trust") is registered with the Securities and Exchange Commission ( the Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is a series company, meaning that it can offer an indefinite number of series of Trust shares (each such series a "Fund" and together the "Funds"). The Trust currently offers shares of three Funds, but may offer shares of additional Funds in the future. This policy will address itself to the Trust's existing Funds and any future Funds that may be offered by the Trust.

The Trust's affairs are generally managed by its Board of Trustees (the "Board"). Among its obligations to the Trust's shareholders, the Board is responsible for voting all proxies related to securities held in each Fund's investment portfolio. The Board, consistent with its fiduciary duties and pursuant to applicable rules and regulations promulgated under the 1940 Act, has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of the Trust's shareholders. The Board or its designated agent(s), consistent with their duty of care, will monitor corporate actions for those securities issuers who have called upon their shareholders to vote proxies or attend shareholder meetings for the purpose of voting upon issues. Consistent with its duty of loyalty, The Board or its designated agent(s) will, in all cases, vote such proxies in a manner designed to promote shareholders' best interests.

                             KEY PROXY VOTING ISSUES

1.    GENERAL POLICIES

      All proxy solicitations shall be reviewed on an issuer-by-issuer basis, and each item for which a vote is sought shall be considered in the context of the company under review and the various economic impacts such item may have on the Fund's stated investment objectives. The Board or its designated agent(s) will give great weight to the views of the issuer's management, and in most cases will vote in favor of management's recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Trust's shareholder value. In such cases, the Board or its designated agent(s) will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Trust's shareholders.

2.    BOARDS OF DIRECTORS

      Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. The Trust believes that directors should act in the long-term interests of their shareholders and the company as a whole. Generally, when called upon by an issuer to vote for one or more directors, the Board or its designated agent(s) will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. The Board or its designated agent(s) will consider the following factors in deciding how to vote proxies relating to director elections:

o In re-electing incumbent directors, the long-term performance of the company relative to its peers shall be the key factor in whether the Board or its designated agent(s) votes to re-elect the director(s). The Board or its designated agent(s) will not vote to re-elect a director if the company has had consistently poor performance relative to its peers in the industry, unless the director(s) has/have taken or is/are attempting to take tangible steps to improve the company's performance.

o Whether the slate of director nominees promotes a majority of independent directors on the full board - The Board believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

o A director nominee's attendance at less than 75% of required meetings - frequent non-attendance at board meetings will be grounds for voting against re-election.

o Existence of any prior SEC violations and/or other criminal offenses - The Board will not vote in favor of a director nominee who, to the Board or its designated agent(s) actual knowledge, is the subject of SEC or other criminal enforcement actions.

      The Board believes that it is in the shareholders' best interests to have knowledgeable and experienced directors serving on a company's board. To this end, The Board believes that companies should be allowed to establish director compensation packages that are designed to attract and retain such directors. When called upon to vote for director compensation proposals, the Board or its designated agent(s) will consider whether such proposals are reasonable in relation to the company's performance and resources, and are designed to attract qualified personnel yet do not overburden the company or result in a "windfall" to the directors. The Board or its designated agent(s) will vote in favor of proposals that seek to impose reasonable limits on director compensation.

      In all other issues that may arise relating to directors, The Board or its designated agent(s) will vote against any proposal that benefits directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an item-by-item basis.

3.    CORPORATE GOVERNANCE

      Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon to vote on such items, the Board or its designated agent(s) shall consider, without limitation, the following factors:

      i. Corporate Defenses. Although the Board or its designated agent(s) will review each proposal on a case-by-case basis, the Board or its designated agent(s) will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion.

The Board or its designated agent(s) will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

      ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining how to vote on these types of proposals, the Board or its designated agent(s) will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

      iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, the Board or its designated agent(s) will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. The Board or its designated agent(s) will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

      iv. Executive Compensation. The Board believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. The Board also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, the Board or its designated agent(s) will vote in favor of proposals that provide challenging performance objectives to company executives and which serve to motivate executives to better performance. The Board or its designated agent(s) will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

            The Board or its designated agent(s) will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

      v. Independent Auditors. The engagement, retention and termination of a company's independent auditors must be approved by the company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors' fees. In reliance on the audit committee's recommendation, The Board or its designated agent(s) generally will vote to ratify the employment or retention of a company's independent auditors unless the Board or its designated agent(s) is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company's financial position.

4.    SHAREHOLDER RIGHTS

      State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon to vote on such items, the Board or its designated agent(s) will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, the Board or its designated agent(s) will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

5.    SOCIAL AND ENVIRONMENTAL ISSUES

      When called upon to vote on items relating to social and environmental issues, the Board or its designated agent(s) will consider the following factors:

o Whether the proposal creates a stated position that could negatively affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;
o The percentage of assets of the company that will be devoted to implementing the proposal;
o Whether the issue is more properly dealt with through other means, such as through governmental action;
o Whether the company has already dealt with the issue in some other appropriate way; and
o     What other companies have done in response to the issue.

While the Board generally supports shareholder proposals that seek to create good corporate citizenship, the Board or its designated agent(s) will vote against proposals that would tie up a large percentage of the assets of the company. The Board believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. The Board or its designated agent(s) will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. The Board or its designated agent(s) will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

                             PROXY VOTING PROCEDURES
                                       OF
                                 VERACITY FUNDS

1.    THE PROXY VOTING OFFICER

      The Board hereby designates the President and Treasurer of the Trust as the persons responsible for voting all proxies relating to securities held in the Fund's accounts (the "Proxy Voting Officers"). Either person may act on behalf of the Board, and there shall be no requirement that both Proxy Voting Officers vote together. The Proxy Voting Officers may divide or determine responsibility for acting under this Policy in any manner they see fit. The Proxy Voting Officers shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on a pending matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

      If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund's shareholders to cast a particular vote in a manner that is contrary to this Policy, the Proxy Officer shall submit a request for a waiver to the Board stating the facts and reasons for the Proxy Voting Officer's belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

      In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present such summary to the Board along with other reports required in Section 3 below.

2.    CONFLICT OF INTEREST TRANSACTIONS

      The Proxy Voting Officer shall submit to the Board all proxy solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund's shareholders on one hand, and those of a Trustee, Officer, Adviser, Sub-Adviser (if any), Principal Underwriter or any of its affiliated persons/entities (each, an "Affiliated Entity"). Conflict of interest transactions include, but are not limited to, situations where:

      o an Affiliated Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer's management or the soliciting shareholder(s);
      o an Affiliated Entity provides brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;
      o an Affiliated Entity has a personal or business relationship with a candidate for directorship; or
      o an Affiliated Entity manages a pension plan or administers an employee benefit plan of the issuer, or intends to pursue an opportunity to do so.

      In all such cases, the materials submitted to the Board shall include the name of the Affiliated Entity whose interests in the transaction are believed to be contrary to the interests of the Fund, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.    REPORT TO THE BOARD OF TRUSTEES

      The Proxy Voting Officer shall compile and present to the Board an annual report of all proxy solicitations received by the Fund, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast his/her vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.    RESPONDING TO FUND SHAREHOLDERS' REQUEST FOR PROXY VOTING DISCLOSURE

      Consistent with this Policy, the Trust shall, not later than July 31 of each year, submit a complete record of its proxy voting record to be filed with the Securities and Exchange Commission for the twelve month period ending June 30th of such year on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through the Trust's website. The Trust's website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust's toll-free number as listed in its current prospectus. The Trust shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

5.    RECORD KEEPING

In connection with this Policy, the Proxy Voting Officer shall maintain a record of the following:

o copies all proxy solicitations received by the Fund, including a brief summary of the name of the issuer, the exchange ticker symbol, the CUSIP number, and the shareholder meeting date;
o a reconciliation of the proxy solicitations received and number of shares held by the Fund in the soliciting issuer;
o the analysis undertaken to ensure that the vote cast is consistent with this Policy;
o copies, if any, of any waiver request submitted to the Board along with the Board's final determination relating thereto;
o copies, if any, of all documents submitted to the Board relating to conflict of interest situations along with the Board's final determinations relating thereto;
o copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;
o     copies of all votes cast;
o     copies of all quarterly summaries presented to the Board; and
o copies of all shareholder requests for the Fund's proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by the Trust pursuant to applicable rules and regulations promulgated under the 1940 Act.

These Proxy Voting Policies and Procedures were adopted by the Trust's Board of Trustees at a meeting held on March 25, 2004.

Witness my Signature:


-----------------------------------
John F. Splain
Secretary to the Trust

                                     PART C

                                OTHER INFORMATION

ITEM 23. FINANCIAL STATEMENTS AND EXHIBITS

(A)   AGREEMENT & DECLARATION OF TRUST--

      (1) Certificate of Trust of Veracity Funds, dated December 29, 2003-filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

      (2) Agreement and Declaration of Trust of Veracity Funds, dated December 29, 2003- filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(B)   BY-LAWS--

      (1) By-laws of Veracity Funds, dated December 29, 2003- filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(C)   INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS--

      (1) Reference is made to the Trust's Agreement & Declaration of Trust, filed on January 6, 2004 as an exhibit to Registrant's Original Registration Statement on Form.N-1A and incorporated herein by reference.

(D)   INVESTMENT ADVISORY CONTRACTS--

      (1) Form of Investment Advisory Agreement between Registrant and Integrity Asset Management, LLC- Filed herein as Exhibit 23D(1)

      (2) Form of Expense Recapture Agreement between Registrant and Integrity Asset Management, LLC- Filed herein as Exhibit 23D(2)

(E)   UNDERWRITING CONTRACTS--

      (1) Form of Distribution Agreement between Registrant and Ultimus Fund Distributors, Inc.- Filed herein as Exhibit 23E(1).

(F)   BONUS OR PROFIT SHARING CONTRACTS-- None

(G) CUSTODIAN AGREEMENTS-- (1) Form of Custody Agreement between Registrant and U.S. Bank, N.A.- Filed herein as Exhibit 23G(1).

(H)   OTHER MATERIAL CONTRACTS---

      (1) Form of Mutual Fund Services Agreement between Registrant and Ultimus Fund Solutions, Inc.- Filed herein as Exhibit 23H(1).

      (2) Limited Power of Attorney of Matthew G. Bevin- filed on February 23, 2004 as an exhibit to Registrant's Pre-effective amendment # 1 to Original Registration Statement on Form.N-1A and incorporated herein by reference.

      (3)   Limited Power of Attorney- Filed herein as Exhibit 23H(3)

(I)   LEGAL OPINION & CONSENT---

      (1)   Opinion and Consent of David Jones and Assoc., P.C.- Filed herein as
            Exhibit 23I(1).

(J)   OTHER OPINIONS--

      (1) Opinion and Consent of Cohen McCurdy, CPA's- Filed herein as Exhibit 23J(1).

(K)   OMITTED FINANCIAL STATEMENTS-- None

(L)   INITIAL CAPITAL AGREEMENTS--

      (1)   Form of Subscription Agreement of Matthew G. Bevin- Filed herein as
            Exhibit 23L(1)

      (2)   Form of Subscription agreement of Adam I Friedman- Filed herein as
            Exhibit 23L(2)

(M)   RULE 12B-1 PLAN--

      (1) Form of Plan of Distribution for No-Load Class Shares of Registrant-filed on February 23, 2004 as an exhibit to Registrant's Pre-effective amendment # 1 to Original Registration Statement on Form.N-1A and incorporated herein by reference.

(N)   RULE 18F-3 PLAN-- None

(O)   RESERVED-- Not Applicable

(P)   CODES OF ETHICS--

      (1) Code of Ethics Pursuant to Rule 17j-1 of Registrant and Integrity Asset Management, LLC-- Filed herein as Exhibit 23P(1).

      (2) Code of Ethics of Registrant Pursuant to Section 406 of the Sarbanes-Oxley Act- Filed herein as Exhibit 23P(2).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

(a) General. The Trust's Agreement and Declaration of Trust and By-Laws provide that to the fullest extent permitted by Delaware and federal statutory and decisional law, as amended or interpreted, no Trustee or officer of the Trust shall be personally liable to the Trust or the holders of shares for money damages for breach of fiduciary duty as a Trustee and each Trustee and officer shall be indemnified by the Trust; provided, however, that nothing herein shall be deemed to protect any Trustee or officer against any liability to the Trust or the holders of shares to which such Trustee or officer would otherwise be subject by reason of breach of the Trustee's or officer's duty of loyalty to the Trust or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the Trustee derived any improper personal benefit.

The By-Laws of the Trust provide that the Trust shall indemnify to the fullest extent required or permitted under Delaware law or the 1940 Act, as either may be amended from time to time, any individual who is a Trustee or officer of the Trust and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a Proceeding) against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such Trustee or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Delaware law or the 1940 Act.

(b) Disabling Conduct. No Trustee or officer shall be protected against any liability to the Trust or its shareholders if such Trustee or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as Disabling Conduct).

(c) Standard of Conduct. The Trust may not indemnify any Trustee if it is proved that: (1) the act or omission of the Trustee was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the Trustee actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the Trustee had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Delaware law unless authorized for a specific proceeding after a determination has been made, in accordance with Delaware law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. A Trustee or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the Trustee or officer in connection with the Proceeding. In addition, under Delaware law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The Trust may pay any reasonable expenses so incurred by any Trustee or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under law. Such advance payment of expenses shall be made only upon the undertaking by such Trustee or officer to repay the advance unless it is ultimately determined that such Trustee or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the Trustee or officer to be indemnified provides a security for his undertaking; (2) the Trust shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of Trustees who are neither interested persons of the Trust, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. To the fullest extent permitted by law and the 1940 Act, the Trust may purchase and maintain insurance on behalf of any officer or Trustee of the Trust, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Trust would have the power to indemnify him or her against such liability.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See the Prospectus, generally and the Statement of Additional Information section entitled "Trustees and Officers" for the activities and affiliations of the officers and directors of the Investment Advisor to the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisor currently also serves as investment advisor to the Quaker Investment Trust, a registered open-end management investment company.

ITEM 27. PRINCIPAL UNDERWRITER

      (a) Ultimus Fund Distributors, Inc. (the "Underwriter"), 135 Merchant Street, Suite 230, Cincinnati, OH 45246, is underwriter and distributor for Registrant. As such, the Underwriter offers shares of the Trust only upon orders received therefor. The Trust continuously offers shares. The Underwriter also serves as underwriter or distributor for the following investment companies which are not affiliated with Registrant:

            1.    The Arbitrage Funds
            2.    The GKM Funds
            3.    Hussman Investment Trust
            4.    Oak Value Trust
            5.    Profit Funds Investment Trust
            6.    The Shepherd Street Funds, Inc.
            7.    UC Investment Trust
            8.    The Watchdog Fund Trust
            9.    Williamsburg Investment Trust

      (b) Information relating to each director, officer or partner of Ultimus Fund Distributors, Inc.

--------------------------------------------------------------------------------
 NAME & PRINCIPAL BUSINESS    POSITIONS AND OFFICES      POSITIONS AND OFFICES
          ADDRESS                WITH UNDERWRITER           WITH REGISTRANT
--------------------------------------------------------------------------------
ROBERT G. DORSEY                Managing Director,           Vice President
135 Merchant Street,               Shareholder
Suite 230
Cincinnati, OH  45246
--------------------------------------------------------------------------------
MARK J. SEGAR                   Managing Director,             Treasurer
135 Merchant Street,               Shareholder
Suite 230
Cincinnati, OH  45246
--------------------------------------------------------------------------------
JOHN F. SPLAIN                  Managing Director,             Secretary
135 Merchant Street,               Shareholder
Suite 230
Cincinnati, OH  45246
--------------------------------------------------------------------------------

      (c)   Not applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All account books and records not normally held by the Custodian to the Registrant, are held by the Registrant, in the offices of Ultimus Fund Solutions, Inc., 135 Merchant Street, Suite 230, Cincinnati, OH 45246, Fund Accountant, Administrator, and Transfer Agent to the Registrant, or by the Investment Advisor to the Registrant, Integrity Asset Management, LLC.

ITEM 29. MANAGEMENT SERVICES

The substantive provisions of the Fund Accounting, Dividend Disbursing &Transfer Agent and Administration Agreement, as amended, between the Registrant and Ultimus Fund Solutions, Inc. are discussed in Part B hereof.

ITEM 30. UNDERTAKINGS

Registrant undertakes to file an amendment to its registration statement to include certified financial statements disclosing the initial capital received before accepting subscriptions from more than 25 persons if Registrant intends to raise its initial capital under Section 14(a)(3) [15 U.S.C. 80a-14(a)(3)].

The Registrant further undertakes to comply with Section 16(c) of the Investment Company Act of 1940. Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the latest annual report of each series of Registrant to shareholders upon request and without charge.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                [REMAINDER OF THIS PAGE LEFT INTENTIONALLY BLANK]

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Valley Forge, PA on the 25th day of March, 2004.

                                 VERACITY FUNDS

                             /s/ Matthew G. Bevin*
                             ------------------------------
                             By: MATTHEW G. BEVIN
                             President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


/s/ Matthew G. Bevin*                                          March 25, 2004
------------------------------------
MATTHEW G. BEVIN, PRESIDENT, TRUSTEE


/s/ William H. McNett, III*                                    March 25, 2004
------------------------------------
WILLIAM H. MCNETT, III, TRUSTEE


/s/ June B. Debatin*                                           March 25, 2004
------------------------------------
JUNE B. DEBATIN, TRUSTEE


/s/ David L. Eager*                                            March 25, 2004
------------------------------------
DAVID L. EAGER, TRUSTEE


/s/ Michael J. Minnaugh*                                       March 25, 2004
------------------------------------
MICHAEL J. MINNAUGH, TRUSTEE


/s/ Darlene V. Pinock*                                         March 25, 2004
------------------------------------
DARLENE V. PINOCK, TRUSTEE


/s/ Mark J. Seger*                                             March 25, 2004
------------------------------------
MARK J. SEGER, TREASURER


/s/ Robert G. Dorsey*                                          March 25, 2004
------------------------------------
ROBERT G. DORSEY, SECRETARY

* By David D. Jones, Esq., attorney-in-fact, pursuant to limited Power of Attorney dated March 25, 2004.

Exhibit Index

EX23D(1)  -  Form of Investment Advisory Agreement
EX23D(2)  -  Form of Expense Recapture Agreement
EX23E(1)  -  Form of Underwriting Agreement
EX23G(1)  -  Form of Custody Agreement
EX23H(1)  -  Form of Mutual Fund Servicing Agreement
EX23H(3)  -  Form of Limited Power of Attorney
EX23I(1)  -  Legal Opinion
EX23J(1)  -  Consent of Auditors
EX23L(1)  -  Form of Subscription Agreement
EX23L(2)  -  Form of Subscription Agreement
EX23P(1)  -  Form of Code of Ethics- Rule 17j-1
EX23P(2)  -  Form of Code of Ethics- Section 402

--------------------------------------------------------------------------------